Long-Term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		2 Months Ended	1 Months Ended	6 Months Ended	5 Months Ended	6 Months Ended	5 Months Ended		5 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Apr. 04, 2012 $370,000 Credit Facility (i)	Feb. 15, 2012 $370,000 Credit Facility (i)	Jun. 30, 2013 $370,000 Credit Facility (i)	May 23, 2012 $350,000 Credit Facility (ii)	Jun. 30, 2013 $350,000 Credit Facility (ii)	May 23, 2012 $25,000 Credit Facility (iii)	Jun. 30, 2013 $25,000 Credit Facility (iii)	May 23, 2012 All three Credit Facilities	May 23, 2012 $370,000 Term Loan	Jun. 06, 2012 Repayment Of Debt	Jun. 30, 2013 Long-Term Debt	Jun. 30, 2012 Long-Term Debt
Debt Instrument [Line Items]
Repayment of credit facility	$ 1,350	$ 170,066	$ 10,500	$ 10,000			$ 5,149			$ 149,566		$ 13,141
Balloon payment due in March 2018							27,000
Line of credit facility, maximum borrowing capacity					370,000		350,000		25,000
Line of credit facility amount drawn down							54,000
Repayment of debt - Net proceeds from issuance of preferred units	72,535	136,425										136,425
Debt's original amount					370,000
Cancellation of undrawn tranche						52,500	1,420
Number of installments						9	20	9			6
Quarterly periodic repayments						7,855	1,350	1,000			12,975
Weighted average interest rate													2.71%
Interest expense on long term debt	$ 7,357	$ 18,929											$ 7,077	$ 18,379